Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Summary of revenue disaggregated by revenue stream
Revenue disaggregated by revenue stream is as follows (in thousands):

	Year Ended December 31,
	2023	2022
BTM Kiosks	$686,314	$639,965
BD Checkout	1,149	692
OTC	—	2,080
Company Website	879	173
Software Services	575	3,185
Hardware Revenue	50	735

Total Revenue	$688,967	$646,830